CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net income (loss)	¥ (480)	$ (75)	¥ (2,204)	¥ 1,761
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	109	17	122	110
Depreciation and amortization	1,503	236	1,362	991
Amortization of issuance cost of convertible senior notes and upfront fee of bank borrowings	60	9	83	28
Deferred taxes	(543)	(85)	(553)	(38)
Credit loss	105	16	65	21
Loss (gain) from disposal of property and equipment	(14)	(2)	1	(10)
Impairment loss	380	60	709	13
Loss from equity method investments, net of dividends	60	9	145	213
Investment loss (income)	67	11	108	(477)
Interest accretion for finance lease	4	1	27
Noncash lease expense	2,306	361	2,063	2,235
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(113)	(18)	35	(34)
Inventories	2	0	0	(17)
Amounts due from related parties	12	2	(14)	32
Other current assets	6	1	(147)	(80)
Other assets	(64)	(9)	(86)	(175)
Accounts payable	7	1	31	(1)
Amounts due to related parties	(4)	(1)	20	17
Salary and welfare payables	72	11	(46)	(28)
Deferred revenue	224	35	(52)	279
Accrued expenses and other current liabilities	(439)	(69)	445	408
Operating lease liabilities	(2,123)	(333)	(1,640)	(2,036)
Income tax payable	83	13	94	(35)
Other long-term liabilities	122	19	41	116
Net cash provided by operating activities	1,342	210	609	3,293
Investing activities:
Purchases of property and equipment	(1,658)	(260)	(1,745)	(1,527)
Purchases of intangibles	(17)	(3)	(28)	(5)
Purchases of land use rights			(3)	(3)
Amount received as a result of government zoning	33	5		13
Acquisitions, net of cash received	(742)	(116)	(5,060)	(244)
Proceeds from disposal of subsidiary and branch, net of cash disposed	3	1	4	2
Purchases of short term and long term investments	(521)	(82)	(1,702)	(328)
Proceeds from maturity/sale and return of investments	1,494	235	396	2,002
Payment for shareholder loan to equity investees	(5)	(1)	(15)	(87)
Collection of shareholder loan from equity investees	25	4	15	88
Payment for the origination of loan receivables	(176)	(27)	(130)	(454)
Proceeds from collection of loan receivables	162	25	167	258
Net cash used in investing activities	(1,402)	(219)	(8,101)	(285)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering			6,018
Payment of ordinary share issuance costs	(19)	(3)	(32)
Net settlement on shares repurchased for withholding taxes related to share-based awards	50	7
Net proceeds from issuance of ordinary shares upon exercise of options	1	0	1	14
Payment of share repurchase	0	0
Proceeds from short-term bank borrowings	2,288	359	1,658	2,214
Repayment of short-term bank borrowings	(2,474)	(389)	(1,993)	(1,902)
Proceeds from long-term bank borrowings	53	8	1,652	13,176
Repayment of long-term bank borrowings	(1,650)	(259)	(9,163)	(6,760)
Funds advanced from noncontrolling interest holders	4	1	14	2
Repayment of funds advanced from noncontrolling interest holders	(1)	0	(9)	(19)
Acquisitions of noncontrolling interest	(29)	(4)	(98)	(39)
Contribution from noncontrolling interest holders	16	3	10	22
Proceeds from long-term finance liabilities (failed sale and leaseback "failed SLB")	38	6	83
Repayment of long-term finance liabilities (failed SLB)	(46)	(7)	(42)
Dividends paid to noncontrolling interest holders	(4)	(1)	(4)	(5)
Dividends paid			(678)	(658)
Repayment of convertible senior notes	0	0
Proceeds from issuance of convertible senior notes			3,499
Direct financing costs paid			(10)
Principal payments of finance lease	(28)	(4)	(23)
Net cash provided by (used in) financing activities	(1,801)	(283)	883	6,045
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(88)	(14)	(300)	62
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,949)	(306)	(6,909)	9,115
Cash, cash equivalents and restricted cash at the beginning of the year	7,090	1,113	13,999	4,884
Cash, cash equivalents and restricted cash at the end of the year	5,141	807	7,090	13,999
Supplemental disclosure of cash flow information:
Cash and cash equivalents	5,116		7,026	3,234
Restricted cash	25		64	10,765
Interest paid, net of amounts capitalized	297	47	476	414
Income taxes paid	477	75	238	712
Cash paid for amounts included in the measurement of operating lease liabilities	3,770	592	3,309	2,905
Cash paid for amounts included in the measurement of finance lease liabilities	92	14	63
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	2,565	403	1,422	4,176
Non-cash right-of-use assets obtained in exchange for finance lease liabilities	501	79	270
Non-cash right-of-use assets obtained in acquisition for operating lease	1,710	268	8,645	22
Non-cash right-of-use assets obtained in acquisition for finance lease			1,794
Non-cash lease liabilities obtained in acquisition for operating lease	1,692	266	8,849
Non-cash lease liabilities obtained in acquisition for finance lease			2,187
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	486	76	736	963
Consideration payable for business acquisition	86	13		16
Purchase of intangible assets included in payables	¥ 2	$ 0	5	3
Reimbursement of government zoning included in receivables			¥ 2
Cash dividends declared				¥ 678